Foreclosed Assets (Narrative) (Details) - property	Dec. 31, 2015	Dec. 31, 2014
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of properties	1	1